Risk Management - Summary of Maturity Schedule of the Company's Finance Debt (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of finance debt [Line Items]
Total	$ 91,516	$ 109,046
Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	92,704	110,530
Interest	55,399	60,728
Total	148,103	171,258
Not later than one year [member]
Disclosure of finance debt [Line Items]
Total	2,644	7,001
Not later than one year [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	1,186
Interest	2,718
Total	3,904
Later than one year and not later than two years [member]
Disclosure of finance debt [Line Items]
Total	2,596	6,476
Later than one year and not later than two years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	2,698
Interest	5,330
Total	8,028
Later than two years and not later than three years [member]
Disclosure of finance debt [Line Items]
Total	6,435	9,641
Later than two years and not later than three years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	6,577
Interest	5,128
Total	11,705
Later than three years and not later than four years [member]
Disclosure of finance debt [Line Items]
Total	8,258	12,745
Later than three years and not later than four years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	8,404
Interest	4,759
Total	13,163
Later than four years and not later than five years [member]
Disclosure of finance debt [Line Items]
Total	13,227	$ 18,014
Later than four years and not later than five years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	13,311
Interest	4,242
Total	17,553
Later than five years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [Line Items]
Principal	60,528
Interest	33,222
Total	$ 93,750